UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21381
                                                    ----------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2004

 Shareholder Letter ........................................................   1

 Portfolio Components ......................................................   2

 Portfolio of Investments ..................................................   3

 Statement of Assets and Liabilities .......................................   8

 Statement of Operations ...................................................   9

 Statement of Changes in Net Assets ........................................  10

 Financial Highlights ......................................................  11

 Notes to Financial Statements .............................................  12

 Dividend Reinvestment Plan ................................................  15

 Proxy Voting Policies and Procedures ......................................  16

 Portfolio Holdings ........................................................  16







                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Value Line(R) Dividend Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance and characteristics compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2004

Dear Shareholders:

The First Trust Value Line(R) Dividend Fund (the "Fund") commenced trading on the American Stock Exchange on August 29, 2003, under the ticker symbol FVD, which means our first anniversary has come and gone. Though we are disappointed that the Fund's market share price has traded at a 10% to 15% discount to its net asset value (NAV) for some time, and the discount as of January 11, 2005 was 12.7%, we are pleased with the performance of the strategy itself. The Fund's year-end distribution of $1.01 per share, in our opinion, is a testament to its initial success.

From a performance standpoint, the Fund posted a market share price total return of 12.5% from May 31, 2004, through November 30, 2004, which marked the midway point of the Fund's fiscal year. The Fund's NAV total return was up 11.1% over the same period. Both returns outpaced the 5.7% gain posted by the S&P 500 Index.

Corporate America looks to be on solid footing heading into 2005. According to Standard & Poor's, the non-financial companies in the S&P 500 Index are currently sitting on $590 billion in cash and equivalents. If that amount sounds unusually high it's because it is, especially when compared to 1999 ($260 billion), 1994 ($125 billion) and 1989 ($98 billion) levels. In fact, cash at non-financial companies in the U.S. equaled nearly 24% of these companies' outstanding debt for the 12-month period ended in March 2004 (when cash levels were lower than today) - the highest ratio of cash to debt for public companies since 1969, according to Moody's Investor Services.

Corporate coffers could grow even fatter over the next year thanks to a new corporate tax law provision that took effect in October. It essentially provides a one-year tax break window to those multinational corporations parking billions in profits overseas. It is estimated, according to J.P. Morgan, that U.S. companies currently have $650 billion parked abroad due to the hefty 35% tax rate currently levied on foreign profits brought back into the U.S. That tax rate would drop to 5.25% for one year. J.P. Morgan estimates that $300 billion could flow back into the U.S. economy as a result of this tax break.

One possible use for these repatriated profits could come in the form of a dividend distribution. Why do we believe this? Despite the high cash positions in Corporate America today, the payout ratio, or dividends divided by earnings-per-share, was only 35% as of the end of the third quarter. Historically, the average is closer to 55%, according to Standard & Poor's. That suggests that there is room for companies to either initiate a dividend or increase their existing dividend distributions.

The performance of dividend-paying stocks has been encouraging this year. Year-to-date through December 9, the 376 stocks in the S&P 500 Index that pay a dividend were up 14.8%, vs. a 9.7% gain for 124 stocks that do not pay a dividend, according to Standard & Poor's.

Please see the following page for a graphical depiction of the Fund's portfolio. The detailed holdings are shown on the Portfolio of Investments schedule.

We appreciate your continued confidence in our Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust Value Line(R) Dividend Fund
January 12, 2005

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2004 (UNAUDITED)


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Utilities .......................................... 21.0%
Banks .............................................. 18.7%
REITS .............................................. 12.2%
Food, Beverage & Tobacco ...........................  9.9%
Capital Goods ......................................  6.1%
Energy .............................................  5.5%
Insurance ..........................................  4.8%
Materials ..........................................  4.2%
Household & Personal Products ......................  3.7%
Pharmaceutical & Biotechnology .....................  3.7%
Telecommunication Services .........................  3.0%
Commercial Services & Supplies .....................  1.8%
Health Care Equipment & Services ...................  1.8%
Automobiles & Components ...........................  1.2%
Media ..............................................  1.2%
Hotels, Restaurants & Leisure ......................  0.6%
Diversified Financials .............................  0.6%


+ Percentages are based on Total Investments; please note that the percentages shown on the Portfolio of Investments schedules are based on net assets.

Page 2                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - 99.0%


              UTILITIES - 20.8%
    104,071   AGL Resources, Inc. .............................  $  3,454,117
     94,586   ALLETE,  Inc. ...................................     3,442,930
     69,262   Ameren Corp. ....................................     3,353,666
     81,230   Cinergy Corp. ...................................     3,362,110
     75,898   Consolidated Edison, Inc. .......................     3,328,127
     76,984   Constellation Energy Group, Inc. ................     3,364,201
     51,684   Dominion Resources, Inc. ........................     3,383,751
    136,737   Energy East Corp. ...............................     3,441,670
     51,491   Entergy Corp. ...................................     3,337,647
     58,196   Equitable Resources, Inc. .......................     3,462,662
     81,307   Exelon Corp. ....................................     3,391,315
     47,391   FPL Group, Inc. .................................     3,333,009
    114,061   Great Plains Energy, Inc. .......................     3,377,346
    120,062   Hawaiian Electric Industries, Inc. ..............     3,391,752
     86,274   KeySpan Corp. ...................................     3,409,548
    125,484   MDU Resources Group, Inc. .......................     3,426,968
    121,975   National Fuel Gas Company .......................     3,439,695
     79,378   New Jersey Resources Corp. ......................     3,452,943
     91,839   Nicor, Inc. .....................................     3,388,859
     66,547   NSTAR ...........................................     3,370,606
     76,488   Peoples Energy Corp. ............................     3,412,895
    147,067   Piedmont Natural Gas Company, Inc. ..............     3,457,545
     75,882   Pinnacle West Capital Corp. .....................     3,353,984
    133,299   PNM Resources, Inc. .............................     3,391,127
     77,660   Progress Energy, Inc. ...........................     3,410,051
     87,903   SCANA Corp. .....................................     3,368,443
     91,303   Sempra Energy ...................................     3,376,385
    101,946   The Southern Company ............................     3,342,809
    139,959   TransCanada Corp. ...............................     3,461,186
     86,209   UGI Corp. .......................................     3,498,361
    130,226   Vectren Corp. ...................................     3,409,317
    113,348   WGL Holdings, Inc. ..............................     3,436,711
    100,256   Wisconsin Energy Corp. ..........................     3,335,517
     69,513   WPS Resources Corp. .............................     3,360,954
    188,191   Xcel Energy, Inc. ...............................     3,398,729
                                                                 -------------
                                                                  118,926,936
                                                                 -------------

              BANKS - 18.5%
    132,327   AmSouth Bancorp .................................     3,431,239
    103,664   Associated Banc-Corp. ...........................     3,444,755
     74,151   Bank of America Corp. ...........................     3,430,967
     73,361   Bank of Montreal ................................     3,400,282
    108,631   Bank of Nova Scotia .............................     3,420,790
     80,773   BB&T Corp. ......................................     3,428,814
     56,609   Canadian Imperial Bank of Commerce ..............     3,422,014
     96,819   Capitol Federal Financial .......................     3,415,774
     50,267   City National Corp. .............................     3,438,263
     55,239   Comerica, Inc. ..................................     3,397,199
     70,683   Commerce Bancshares, Inc. .......................     3,457,098
     67,419   Fifth Third Bancorp .............................     3,395,221


                    See Notes to Financial Statements.                    Page 3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              BANKS - CONTINUED
     78,153   First Horizon National Corp. ....................  $  3,415,286
     92,878   First Midwest Bancorp, Inc. .....................     3,486,640
    118,820   Hibernia Corp., Class A .........................     3,436,274
     81,770   Marshall & Ilsley Corp. .........................     3,408,991
     67,445   Mercantile Bankshares Corp. .....................     3,473,418
     87,301   National Bank of Canada .........................     3,415,536
     91,668   National City Corp. .............................     3,399,049
    119,149   North Fork Bancorporation, Inc. .................     3,431,491
    132,888   Old National Bancorp ............................     3,452,430
     63,353   PNC Financial Services Group, Inc. ..............     3,446,403
     98,226   Regions Financial Corp. .........................     3,436,928
     65,027   Royal Bank of Canada ............................     3,422,371
     47,925   SunTrust Banks, Inc. ............................     3,417,053
    125,850   Synovus Financial Corp. .........................     3,397,950
     84,705   Toronto-Dominion Bank ...........................     3,405,988
    128,335   Washington Federal, Inc. ........................     3,461,195
     84,476   Washington Mutual, Inc. .........................     3,439,018
     55,133   Wells Fargo & Company ...........................     3,405,565
     96,521   Wilmington Trust Corp. ..........................     3,489,234
                                                                 -------------
                                                                  106,323,236
                                                                 -------------

              REITS - 12.1%
     94,716   Archstone-Smith Trust ...........................     3,457,134
     48,498   Avalonbay Communities, Inc. .....................     3,448,208
     84,043   BRE Properties, Inc., Class A ...................     3,415,507
    100,813   Duke Realty Corp. ...............................     3,483,089
    123,328   Equity Office Properties Trust ..................     3,385,354
    101,676   Equity Residential ..............................     3,427,498
     68,166   Federal Realty Investment Trust .................     3,418,525
    128,096   Health Care Property Investors, Inc. ............     3,436,816
     86,643   Healthcare Realty Trust, Inc. ...................     3,526,370
     61,291   Kimco Realty Corp. ..............................     3,486,232
     84,043   Liberty Property Trust ..........................     3,445,763
     78,420   Mack-Cali Realty Corp. ..........................     3,430,091
    129,298   New Plan Excel Realty Trust .....................     3,423,811
     84,871   Pennsylvania Real Estate Investment Trust .......     3,458,493
     90,774   Plum Creek Timber Company, Inc. .................     3,358,638
     85,334   Prologis ........................................     3,432,987
     56,065   Simon Property Group, Inc. ......................     3,480,515
    151,864   United Dominion Realty Trust, Inc. ..............     3,491,353
    105,764   Washington Real Estate Investment Trust .........     3,482,809
     89,177   Weingarten Realty Investors .....................     3,633,963
                                                                 -------------
                                                                   69,123,156
                                                                 -------------

              FOOD, BEVERAGE & TOBACCO - 9.8%
     68,641   Anheuser-Busch Companies, Inc. ..................     3,438,228
     72,742   Brown-Forman Corp., Class B .....................     3,493,071
     95,240   Cadbury Schweppes PLC, Sponsored ADR ............     3,428,640
    120,862   Campbell Soup Company ...........................     3,448,193
     86,447   Coca-Cola Company ...............................     3,398,232


Page 4                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              FOOD, BEVERAGE & TOBACCO - CONTINUED
    126,683   ConAgra Foods, Inc. .............................  $  3,426,775
     76,658   General Mills, Inc. .............................     3,487,172
     91,594   H.J. Heinz Company ..............................     3,403,633
     76,556   Kellogg Company .................................     3,345,497
     98,988   Kraft Foods, Inc. ...............................     3,385,390
     67,209   PepsiCo, Inc. ...................................     3,354,401
    144,175   Sara Lee Corp. ..................................     3,385,229
     76,863   The J.M. Smucker Company ........................     3,495,729
     54,436   Unilever NV .....................................     3,429,468
     92,232   Unilever PLC, Sponsored ADR .....................     3,413,506
     69,965   Universal Corp. .................................     3,405,896
     34,500   Weis Markets, Inc. ..............................     1,324,800
                                                                 -------------
                                                                   56,063,860
                                                                 -------------

              CAPITAL GOODS - 6.0%
     42,986   3M Company ......................................     3,421,256
     37,131   Caterpillar, Inc. ...............................     3,399,343
     51,140   Emerson Electric Company ........................     3,417,175
     97,229   General Electric Company ........................     3,438,017
     65,459   Harsco Corp. ....................................     3,479,146
     71,564   Hubbell, Inc., Class B ..........................     3,478,010
     78,363   Lancaster Colony Corp. ..........................     3,422,896
     97,504   Lincoln Electric Holdings, Inc. .................     3,499,419
    110,159   Snap-On, Inc. ...................................     3,482,126
     68,792   Teleflex, Inc. ..................................     3,473,996
                                                                 -------------
                                                                   34,511,384
                                                                 -------------

              ENERGY - 5.4%
     55,884   BP PLC, Sponsored ADR ...........................     3,428,483
     62,833   ChevronTexaco Corp. .............................     3,430,682
     38,134   ConocoPhillips ..................................     3,469,813
     66,714   Exxon Mobil Corp. ...............................     3,419,093
     86,469   Marathon Oil Corp. ..............................     3,410,337
     57,135   Occidental Petroleum Corp. ......................     3,440,098
     59,719   Royal Dutch Petroleum Company ...................     3,419,510
     67,684   Shell Transport & Trading Company PLC,
              Sponsored ADR ...................................     3,426,164
     31,280   Total SA, Sponsored ADR .........................     3,428,288
                                                                 -------------
                                                                   30,872,468
                                                                 -------------

              INSURANCE - 4.8%
    112,497   Arthur J. Gallagher & Company ...................     3,448,033
     45,292   Chubb Corp. .....................................     3,451,703
     77,052   Cincinnati Financial Corp. ......................     3,451,929
     68,627   Jefferson-Pilot Corp. ...........................     3,375,762
     74,633   Lincoln National Corp. ..........................     3,434,611
     60,021   Mercury General Corp. ...........................     3,403,191
     67,564   The Allstate Corp. ..............................     3,411,982
     73,315   Unitrin, Inc. ...................................     3,492,727
                                                                 -------------
                                                                   27,469,938
                                                                 -------------


                    See Notes to Financial Statements.                    Page 5

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              MATERIALS - 4.2%
     57,854   Ashland, Inc. ...................................  $  3,422,064
    124,983   Bemis Company ...................................     3,479,527
     75,798   E. I. du Pont de Nemours and Company ............     3,435,165
     50,725   PPG Industries, Inc. ............................     3,422,416
    147,445   Sensient Technologies Corp. .....................     3,398,607
    121,759   Sonoco Products Company .........................     3,462,826
     66,329   Vulcan Materials Company ........................     3,439,159
                                                                 -------------
                                                                   24,059,764
                                                                 -------------

              HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
     58,892   Avery Dennison Corp. ............................     3,454,605
     75,072   Colgate-Palmolive Company .......................     3,452,561
     54,066   Kimberly-Clark Corp. ............................     3,439,138
    116,846   Leggett & Platt, Inc. ...........................     3,487,853
     64,239   Procter & Gamble Company ........................     3,435,502
     62,879   The Clorox Company ..............................     3,465,891
                                                                 -------------
                                                                   20,735,550
                                                                 -------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 3.6%
     80,906   Abbott Laboratories .............................     3,394,816
     80,792   GlaxoSmithKline PLC, Sponsored ADR ..............     3,436,891
     62,937   Lilly (Eli) & Company ...........................     3,356,430
    124,397   Merck & Company, Inc. ...........................     3,485,604
    126,870   Pfizer, Inc. ....................................     3,523,180
     87,456   Wyeth ...........................................     3,486,871
                                                                 -------------
                                                                   20,683,792
                                                                 -------------

              TELECOMMUNICATION SERVICES - 3.0%
     60,452   ALLTEL Corp. ....................................     3,427,024
    126,683   BellSouth Corp. .................................     3,397,638
    135,235   SBC Communications, Inc. ........................     3,403,865
    100,285   Telecom Corp. of New Zealand Ltd.,
                 Sponsored ADR ................................     3,481,895
     83,982   Verizon Communications, Inc. ....................     3,462,578
                                                                 -------------
                                                                   17,173,000
                                                                 -------------

              COMMERCIAL SERVICES & SUPPLIES - 1.8%
    159,453   ABM Industries, Inc. ............................     3,499,993
     78,689   Pitney Bowes, Inc. ..............................     3,444,218
     98,960   R.R. Donnelley & Sons Company ...................     3,433,912
                                                                 -------------
                                                                   10,378,123
                                                                 -------------

              HEALTH CARE EQUIPMENT & SERVICES - 1.8%
    106,681   Baxter International, Inc. ......................     3,376,454
     63,144   Hillenbrand Industries, Inc. ....................     3,472,920
     57,002   Johnson & Johnson ...............................     3,438,360
                                                                 -------------
                                                                   10,287,734
                                                                 -------------

Page 6                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              AUTOMOBILES & COMPONENTS - 1.2%
     79,763   Genuine Parts Company ...........................  $  3,462,512
     42,911   Magna International, Inc. .......................     3,395,547
                                                                 -------------
                                                                    6,858,059
                                                                 -------------

              MEDIA - 1.2%
     79,414   Dow Jones & Company, Inc. .......................     3,394,948
     50,517   Knight-Ridder, Inc. .............................     3,439,703
                                                                 -------------
                                                                    6,834,651
                                                                 -------------

              HOTELS, RESTAURANTS & LEISURE - 0.6%
    112,718   McDonald's Corp. ................................     3,464,951
                                                                 -------------

              DIVERSIFIED FINANCIALS - 0.6%
    124,531   Allied Capital Corp. ............................     3,439,546
                                                                 -------------

              TOTAL COMMON STOCKS .............................   567,206,148
                                                                 -------------
              (Cost $493,592,108)


              TOTAL INVESTMENTS - 99.0% .......................   567,206,148
              (Cost $493,592,108)*

              NET OTHER ASSETS & LIABILITIES - 1.0% ...........     5,522,351
                                                                 -------------
              NET ASSETS - 100.0% .............................  $572,728,499
                                                                 =============

--------------------------------------------------------------------------------
         *    Aggregate cost for federal tax purposes.
       ADR    American Depository Receipt
      REIT    Real Estate Investment Trust

                    See Notes to Financial Statements.                    Page 7

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)


ASSETS:
Investments, at value
   (See portfolio of investments) (a): ...................................................    $ 567,206,148
Cash .....................................................................................        5,205,431
Receivable for investments sold ..........................................................       19,479,344
Dividends receivable .....................................................................        1,611,455
Interest receivable ......................................................................            5,986
Prepaid expenses .........................................................................           14,950
                                                                                              --------------
     Total Assets ........................................................................      593,523,314
                                                                                              --------------

LIABILITIES:
Payable for investment securities purchased ..............................................       20,206,599
Investment advisory fee payable ..........................................................          301,277
Audit and legal fees payable .............................................................           92,741
License fees payable .....................................................................           89,685
Payable to administrator .................................................................           40,368
Accrued expenses and other payables ......................................................           64,145
                                                                                              --------------
     Total Liabilities ...................................................................       20,794,815
                                                                                              --------------
NET ASSETS ...............................................................................    $ 572,728,499
                                                                                              ==============

------------------------------------------------------------------------------------------
(a) Investments, at cost                                                                      $ 493,592,108
                                                                                              ==============
NET ASSETS CONSIST OF:
Undistributed net investment income ......................................................    $   1,764,838
Accumulated net realized gain on investments sold ........................................       33,847,326
Net unrealized appreciation of investments ...............................................       73,614,040
Par value ................................................................................          324,000
Paid-in capital ..........................................................................      463,178,295
                                                                                              --------------
     Total Net Assets ....................................................................    $ 572,728,499
                                                                                              ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .....................    $       17.68
                                                                                              ==============
Number of Common Shares outstanding ......................................................       32,400,000
                                                                                              ==============

Page 8                    See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)


INVESTMENT INCOME:
Dividends ................................................................................    $   8,654,774
Interest .................................................................................           17,422
                                                                                              --------------
     Total investment income .............................................................        8,672,196
                                                                                              --------------
EXPENSES:
Investment advisory fee ..................................................................        1,753,856
License fees .............................................................................          271,157
Administration fee .......................................................................          235,914
Audit and legal fees .....................................................................           76,807
Custodian fees ...........................................................................           42,144
Trustees' fees and expenses ..............................................................           34,730
Printing fees ............................................................................           24,044
Insurance expense ........................................................................           20,384
Other ....................................................................................           39,892
                                                                                              --------------
     Net expenses ........................................................................        2,498,928
                                                                                              --------------
NET INVESTMENT INCOME ....................................................................        6,173,268
                                                                                              --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold during the period ....................................       18,467,418
Net change in unrealized appreciation/(depreciation) of investments during the period ....       31,320,069
                                                                                              --------------
Net realized and unrealized gain on investments ..........................................       49,787,487
                                                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................    $  55,960,755
                                                                                              ==============

                    See Notes to Financial Statements.                    Page 9

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                              SIX MONTHS
                                                                                                 ENDED          PERIOD
                                                                                              11/30/2004         ENDED
                                                                                              (UNAUDITED)     5/31/2004*
                                                                                            --------------   ------------
Net investment income ..................................................................    $   6,173,268    $   8,630,191
Net realized gain on investments sold during the period ................................       18,467,418       18,408,447
Net change in unrealized appreciation/(depreciation) of investments
   during the period ...................................................................       31,320,069       42,293,971
                                                                                            --------------   --------------
Net increase in net assets resulting from operations ...................................       55,960,755       69,332,609

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ..................................................................       (5,913,000)      (6,554,520)
Net realized gains .....................................................................          --            (3,599,640)
                                                                                            --------------   --------------
Total distributions to shareholders ....................................................       (5,913,000)     (10,154,160)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 32,400,000 shares of Common Shares ...........................          --           463,552,295
Offering costs .........................................................................          (50,000)         --
                                                                                            --------------   --------------
Net increase in net assets .............................................................       49,997,755      522,730,744

NET ASSETS:
Beginning of period ....................................................................      522,730,744          --
                                                                                            --------------   --------------
End of period ..........................................................................    $ 572,728,499    $ 522,730,744
                                                                                            ==============   ==============
Undistributed net investment income at end of period ...................................    $   1,764,838    $   1,504,570
                                                                                            ==============   ==============

-------------------------------------------------------------------
*   The Fund commenced operations on August 19, 2003.

Page 10                  See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.



                                                                                          SIX MONTHS
                                                                                             ENDED         PERIOD
                                                                                          11/30/2004        ENDED
                                                                                          (UNAUDITED)    5/31/2004*
                                                                                         ------------   -----------
 Net asset value, beginning of period ..............................................     $     16.13    $    14.33
                                                                                         ------------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................................................            0.19          0.27
 Net realized and unrealized gain on investments ...................................            1.54          1.86
                                                                                         ------------   -----------
 Total from investment operations ..................................................            1.73          2.13
                                                                                         ------------   -----------

 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net investment income .............................................................           (0.18)        (0.20)
 Net realized gains ................................................................           --            (0.11)
                                                                                         ------------   -----------
 Total from Distributions ..........................................................           (0.18)        (0.31)
                                                                                         ------------   -----------
 Common shares offering costs charged to paid-in capital ...........................           (0.00)#       (0.02)
                                                                                         ------------   -----------
 Net asset value, end of period ....................................................     $     17.68    $    16.13
                                                                                         ============   ===========
 Market value, end of period .......................................................     $     15.28    $    13.76
                                                                                         ============   ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ........................................           11.01%        15.09%
                                                                                         ============   ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ...........................................           12.46%        (6.20)%
                                                                                         ============   ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ..............................................     $   572,728    $  522,731
 Ratio of operating expenses to average net assets .................................            0.93%**       0.93%**
 Ratio of net investment income to average net assets ..............................            2.29%**       2.29%**
 Portfolio turnover rate ...........................................................           29.67%        46.13%

--------------------------------------------------
*    The Fund commenced operations on August 19, 2003.
**   Annualized.
#    Amount represents less than $0.01 per share.
(a) Total Return on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total Return on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
+ Total return is not annualized for periods less than one year and does not reflect sales load.

                    See Notes to Financial Statements.                   Page 11

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                               1. FUND DESCRIPTION

First Trust Value Line(R) Dividend Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on June 11, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to provide total return through a combination of current income and capital appreciation. The Fund seeks to accomplish its objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. Such common stocks will be selected through the application of a disciplined investment strategy implemented by the Fund's investment advisor First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.


INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


EXPENSES:

The Fund will pay all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Safety(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to 10 basis points of the Fund's gross daily assets during such calendar quarter. This license fee is paid by the Fund to First Trust, who pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one-year terms unless either party elects not to renew the agreement.


ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust has paid all organizational expenses and will pay all offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share. The Fund's share of Common Share offering costs, $577,705 were recorded as a reduction of the proceeds from the sale of Common Shares at May 31, 2004.


3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment adviser to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.


                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended November 30, 2004, aggregated amounts were $159,207,749 and $160,756,073, respectively.

As of November 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $77,806,643 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $4,192,603.


                                 5. COMMON STOCK

As of November 30, 2004, 32,400,000 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

During the six months ended November 30, 2004, it was determined that actual offering costs from the initial public offering of the Fund's Common Shares in August 2003 were more than the estimated 2003 offering costs by $50,000. Therefore, paid-in-capital in excess of par value of Common Shares has been decreased by this amount.


               6. SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 13, 2004. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for James A. Bowen was 23,162,710, the number of votes withheld was 247,169 and the number of abstentions was 8,990,121. The number of votes cast for Niel B. Nielson was 23,142,879, the number of votes withheld was 267,000 and the number of abstentions was 8,990,121. The number of votes cast for Richard E. Erickson was 23,135,292, the number of votes withheld was 274,587 and the number of abstentions was 8,990,121. The number of votes cast for Thomas R. Kadlec was 23,161,913, the number of votes withheld was 247,966 and the number of abstentions was 8,990,121. The number of votes cast for David M. Oster was 23,084,272, the number of votes withheld was 196,677 and the number of abstentions was 9,119,051.


                               7. SUBSEQUENT EVENT

On December 6, 2004, the Fund declared a dividend of $1.01 per share which represents a dividend from net investment income of $0.09, short-term capital gain of $0.81 and long-term capital gain of $0.11 to Common Stock Shareholders of record December 22, 2004, payable December 30, 2004.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
          (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------
                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

         (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.